Schedule of Investments (unaudited)
June 30, 2026
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 42.1%
BlackRock Technology Opportunities Fund, Class K	154,575	$ 17,286,090
International Tilts Master Portfolio	$ 41,259,893	41,259,893
iShares Core MSCI Emerging Markets ETF	296,317	24,546,900
iShares Core S&P 500 ETF	116,403	87,173,043
iShares Large Cap Core Active ETF	332,114	16,728,582
iShares MSCI Global Gold Miners ETF	92,988	6,007,025
iShares MSCI U.S.A. Momentum Factor ETF	52,206	17,897,783
iShares S&P 500 Growth ETF	295,409	40,627,600
iShares S&P 500 Value ETF	108,230	24,574,704
iShares U.S. Aerospace & Defense ETF	64,020	15,519,728
iShares U.S. Equity Factor Rotation Active ETF	488,275	33,207,583
iShares U.S. Thematic Rotation Active ETF	390,214	16,822,126
		341,651,057
Fixed-Income Funds — 58.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,596,183	64,444,706
BlackRock Total Return Fund, Class K	11,391,795	113,006,605
iShares 0-5 Year TIPS Bond ETF	157,746	16,115,331
iShares 10-20 Year Treasury Bond ETF	665,302	66,763,056
iShares Core International Aggregate Bond ETF	506,374	25,622,524
iShares Core Total USD Bond Market ETF	1,041,219	48,052,257
iShares Flexible Income Active ETF	488,447	25,565,316
iShares Securitized Income Active ETF	804,175	40,096,166
Security	Shares/ Investment Value	Value
Fixed-Income Funds (continued)
iShares Systematic Bond ETF	172,626	$ 15,314,740
iShares U.S. Treasury Bond ETF	2,463,494	56,118,393
		471,099,094
Total Long-Term Investments — 100.1% (Cost: $730,441,531)		812,750,151

	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(a)(b)	405,468	405,468
Total Short-Term Securities — 0.0% (Cost: $405,468)		405,468
Total Investments — 100.1% (Cost: $730,846,999)		813,155,619
Liabilities in Excess of Other Assets — (0.1)%		(1,125,316)
Net Assets — 100.0%		$ 812,030,303

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 38,173,490	$ —	$ (38,172,844)(b)	$ (3,640)	$ 2,994	$ —	—	$ 51,723 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,615,596	—	(1,210,128)(b)	—	—	405,468	405,468	30,528	—
BlackRock Strategic Income Opportunities Portfolio, Class K	60,188,652	9,862,151	(5,460,802)	(40,530)	(104,765)	64,444,706	6,596,183	2,593,658	—
BlackRock Technology Opportunities Fund, Class K	16,691,839	1,980,853	(6,600,907)	1,397,953	3,816,352	17,286,090	154,575	221,144	745,457
BlackRock Total Return Fund, Class K	106,048,630	17,861,848	(9,559,403)	(162,520)	(1,181,950)	113,006,605	11,391,795	3,745,930	119,673
International Tilts Master Portfolio	16,449,265	20,048,525 (b)(d)	—	742,893	4,019,210	41,259,893	$41,259,893	411,125	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 0-5 Year TIPS Bond ETF	$ 22,343,124	$ 17,323,334	$ (23,214,730)	$ 70,915	$ (407,312)	$ 16,115,331	157,746	$ 315,310	$ —
iShares 10-20 Year Treasury Bond ETF	82,836,505	9,533,963	(23,380,752)	(645,456)	(1,581,204)	66,763,056	665,302	2,629,940	—
iShares Core International Aggregate Bond ETF	29,959,868	3,168,488	(7,072,789)	(99,641)	(333,402)	25,622,524	506,374	1,113,623	—
iShares Core MSCI Emerging Markets ETF	23,552,161	8,567,627	(15,326,695)	3,330,821	4,422,986	24,546,900	296,317	712,620	—
iShares Core S&P 500 ETF	47,163,563	55,918,285	(20,670,754)	7,155,504	(2,393,555)	87,173,043	116,403	467,544	—
iShares Core Total USD Bond Market ETF	23,913,231	49,951,164	(25,471,507)	178,248	(518,879)	48,052,257	1,041,219	827,661	—
iShares Flexible Income Active ETF	45,177,228	5,115,476	(23,857,045)	(395,471)	(474,872)	25,565,316	488,447	1,747,898	121,473
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	15,015,937	16,989,352	(31,981,871)	1,133,000	(1,156,418)	—	—	387,570	—
iShares Large Cap Core Active ETF	—	15,924,042	(2,288,230)	332,427	2,760,343	16,728,582	332,114	20,612	—
iShares MSCI EAFE Value ETF(a)	15,981,969	1,360,200	(18,750,047)	6,396,142	(4,988,264)	—	—	384,834	—
iShares MSCI Global Gold Miners ETF	—	8,099,678	(2,607,600)	563,873	(48,926)	6,007,025	92,988	94,322	—
iShares MSCI U.S.A. Momentum Factor ETF	16,643,861	1,088,588	(5,085,902)	1,288,081	3,963,155	17,897,783	52,206	78,033	—
iShares MSCI USA Quality Factor ETF(a)	38,155,843	2,182,497	(42,590,125)	11,826,042	(9,574,257)	—	—	125,486	—
iShares S&P 100 ETF(a)	37,488,768	2,524,164	(39,569,193)	1,924,892	(2,368,631)	—	—	97,769	—
iShares S&P 500 Growth ETF	39,415,442	2,629,468	(6,901,517)	1,529,810	3,954,397	40,627,600	295,409	114,408	—
iShares S&P 500 Value ETF	29,448,946	18,673,230	(27,663,255)	2,264,045	1,851,738	24,574,704	108,230	467,482	—
iShares Securitized Income Active ETF	37,392,695	5,577,636	(2,715,335)	(21,314)	(137,516)	40,096,166	804,175	1,563,403	—
iShares Systematic Bond ETF	—	16,159,775	(778,947)	(2,571)	(63,517)	15,314,740	172,626	179,177	—
iShares U.S. Aerospace & Defense ETF	—	15,687,655	(783,148)	(23,591)	638,812	15,519,728	64,020	20,545	—
iShares U.S. Equity Factor Rotation Active ETF	45,231,642	3,232,691	(20,002,235)	2,767,546	1,977,939	33,207,583	488,275	254,031	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares U.S. Thematic Rotation Active ETF	$ —	$ 15,940,173	$ (1,464,243)	$ 88,588	$ 2,257,608	$ 16,822,126	390,214	$ 30,409	$ —
iShares U.S. Treasury Bond ETF	—	59,267,756	(2,723,624)	(17,649)	(408,090)	56,118,393	2,463,494	503,790	—
				$ 41,578,397	$ 3,923,976	$ 813,155,619		$ 19,190,575	$ 986,603

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 771,490,258	$ —	$ —	$ 771,490,258
Short-Term Securities
Money Market Funds	405,468	—	—	405,468
	$ 771,895,726	$ —	$ —	771,895,726
Investments valued at NAV(a)				41,259,893
				$ 813,155,619

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 40/60 Target Allocation Fund

Portfolio Abbreviation
ETF	Exchange-Traded Fund